Contingencies, commitments and restrictions on the distribution of profits - Brazil Concession Agreement (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)
Natal Concession Agreement [Member]
Contingencies, commitments and restrictions on the distribution of profits
Initial term of concession agreement	28 years
Brasilia Concession Agreement
Contingencies, commitments and restrictions on the distribution of profits
Initial term of concession agreement	25 years
Concession agreement extension period	5 years
ICASGA
Contingencies, commitments and restrictions on the distribution of profits
Current amount of Phase II performance bonds		R$ 14.2	$ 2.7
ICAB
Contingencies, commitments and restrictions on the distribution of profits
Current amount of Phase II performance bonds		R$ 250.4	$ 48.0